Decommissioning Provision (Tables)	12 Months Ended
Dec. 31, 2024
Decommissioning Provision
Schedule of Changes in Decommissioning Provision
	December 31,	December 31,
	2024	2023

Provisions, beginning of year	$12,129	$11,715
Decommissioning costs and change in estimates	(1,356)	(173)
Accretion on decommissioning provision	616	587
Provisions, end of year	$11,389	$12,129